CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                February 14, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:             First Trust Exchange-Traded Fund VI
                   (Registration Nos. 333-182308, 811-22717)
                -----------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus for the Registrant filed pursuant to Rule 497(c) on January 31, 2014. The Registration Statement relates to First Trust NASDAQ Technology Dividend Index Fund, International Multi-Asset Diversified Income Index Fund and Multi-Asset Diversified Income Index Fund, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                               Very truly yours,

                                               CHAPMAN AND CUTLER LLP


                                               By: /s/ Morrison C. Warren
                                                   ----------------------------
                                                       Morrison C. Warren